Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules recently adopted by the SEC, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. However, this information has not been used to date by the CHR Committee in making executive compensation decisions. Please refer to the CD&A for a complete description of how executive compensation relates to Company performance and how the CHR Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Adjusted Net Income(5) (in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(h)
2022	$8,774,685	$8,512,251	$2,881,512	$2,877,697	$184.39	$189.75	$751.5	$731.0
2021	$8,577,257	$19,080,981	$2,684,236	$4,991,687	$197.96	$205.74	$552.1	$642.2
2020	$7,298,579	$12,911,445	$2,657,309	$3,543,096	$131.93	$146.68	$286.5	$333.5
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022		2021		2020
	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$8,774,685	$2,881,512	$8,577,257	$2,684,236	$7,298,579	$2,657,309
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0
Amount added for current year service cost	$0	$0	$0	$0	$0	$0
Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,488,842)	$(1,149,936)	$(3,799,959)	$(999,887)	$(3,646,040)	$(1,287,406)
Year-end fair value of unvested awards granted in the current year	$5,811,756	$1,485,229	$5,807,707	$1,528,121	$5,268,197	$1,335,565
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,028,436)	$(227,496)	$7,568,869	$1,589,904	$3,818,938	$811,428
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(841,875)	$(168,849)	$716,391	$146,308	$100,082	$9,537
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$284,964	$57,237	$210,715	$44,005	$71,689	$16,664
Total Adjustments for Equity Awards	$(262,434)	$(3,815)	$10,503,724	$2,308,451	$5,612,866	$885,787
Compensation Actually Paid (as calculated)	$8,512,251	$2,877,697	$19,080,981	$4,992,687	$12,911,445	$3,543,096
(2)	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Daryl Kenningham, Daniel McHenry, Peter DeLongchamps, Darryl Burman
2021: Daryl Kenningham, Daniel McHenry, Frank Grese Jr., Peter DeLongchamps
2020: Daryl Kenningham, Daniel McHenry, John Rickel, Frank Grese Jr., Peter DeLongchamps
(4)	The peer group is comprised of Lithia Motors, Autonation, Sonic Automotive, Penske Automotive Group, and Asbury Automotive Group
(5)	Reconciliations for Adjusted Net Income can be found on page 97 of this proxy statement

Company Selected Measure Name	[1]				Adjusted Net Income
Named Executive Officers, Footnote [Text Block]					(3)Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2022: Daryl Kenningham, Daniel McHenry, Peter DeLongchamps, Darryl Burman 2021: Daryl Kenningham, Daniel McHenry, Frank Grese Jr., Peter DeLongchamps 2020: Daryl Kenningham, Daniel McHenry, John Rickel, Frank Grese Jr., Peter DeLongchamps
Peer Group Issuers, Footnote [Text Block]					(4)The peer group is comprised of Lithia Motors, Autonation, Sonic Automotive, Penske Automotive Group, and Asbury Automotive Group
PEO Total Compensation Amount		$ 8,774,685	$ 8,577,257	$ 7,298,579
PEO Actually Paid Compensation Amount	[2],[3]	8,512,251	19,080,981	12,911,445
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022		2021		2020
	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$8,774,685	$2,881,512	$8,577,257	$2,684,236	$7,298,579	$2,657,309
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0
Amount added for current year service cost	$0	$0	$0	$0	$0	$0
Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,488,842)	$(1,149,936)	$(3,799,959)	$(999,887)	$(3,646,040)	$(1,287,406)
Year-end fair value of unvested awards granted in the current year	$5,811,756	$1,485,229	$5,807,707	$1,528,121	$5,268,197	$1,335,565
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,028,436)	$(227,496)	$7,568,869	$1,589,904	$3,818,938	$811,428
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(841,875)	$(168,849)	$716,391	$146,308	$100,082	$9,537
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$284,964	$57,237	$210,715	$44,005	$71,689	$16,664
Total Adjustments for Equity Awards	$(262,434)	$(3,815)	$10,503,724	$2,308,451	$5,612,866	$885,787
Compensation Actually Paid (as calculated)	$8,512,251	$2,877,697	$19,080,981	$4,992,687	$12,911,445	$3,543,096

Non-PEO NEO Average Total Compensation Amount	[4]	2,881,512	2,684,236	2,657,309
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	$ 2,877,697	4,991,687	3,543,096
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022		2021		2020
	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$8,774,685	$2,881,512	$8,577,257	$2,684,236	$7,298,579	$2,657,309
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0
Amount added for current year service cost	$0	$0	$0	$0	$0	$0
Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,488,842)	$(1,149,936)	$(3,799,959)	$(999,887)	$(3,646,040)	$(1,287,406)
Year-end fair value of unvested awards granted in the current year	$5,811,756	$1,485,229	$5,807,707	$1,528,121	$5,268,197	$1,335,565
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,028,436)	$(227,496)	$7,568,869	$1,589,904	$3,818,938	$811,428
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(841,875)	$(168,849)	$716,391	$146,308	$100,082	$9,537
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$284,964	$57,237	$210,715	$44,005	$71,689	$16,664
Total Adjustments for Equity Awards	$(262,434)	$(3,815)	$10,503,724	$2,308,451	$5,612,866	$885,787
Compensation Actually Paid (as calculated)	$8,512,251	$2,877,697	$19,080,981	$4,992,687	$12,911,445	$3,543,096

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay Versus Performance: Graphical Description

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

•	the Company’s cumulative TSR and the Peer Group’s cumulative TSR;
•	the Company’s Net Income; and
•	the Company Selected Measure, which is adjusted net income.

CAP and Cumulative TSR / Cumulative TSR of the Peer Group

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Company Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP and Adjusted Net Income

Tabular List [Table Text Block]

Tabular List of Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2022 to our performance were:

•	Adjusted Net Income,
•	Relative Total Shareholder Return, and
•	Return on Invested Capital.

Total Shareholder Return Amount		$ 184.39	197.96	131.93
Peer Group Total Shareholder Return Amount	[5]	189.75	205.74	146.68
Net Income (Loss)		$ 751.5	$ 552.1	$ 286.5
Company Selected Measure Amount	[1]	731	642.2	333.5
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
PEO [Member] | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0
PEO [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,488,842)	(3,799,959)	(3,646,040)
PEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,811,756	5,807,707	5,268,197
PEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,028,436)	7,568,869	3,818,938
PEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(841,875)	716,391	100,082
PEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		284,964	210,715	71,689
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(262,434)	10,503,724	5,612,866
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Adjustment for grant date values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,149,936)	(999,887)	(1,287,406)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,485,229	1,528,121	1,335,565
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(227,496)	1,589,904	811,428
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(168,849)	146,308	9,537
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		57,237	44,005	16,664
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,815)	$ 2,308,451	$ 885,787

[1]	(5)Reconciliations for Adjusted Net Income can be found on page 97 of this proxy statement
[2]
(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2022		2021		2020
	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs	Earl Hesterberg	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$8,774,685	$2,881,512	$8,577,257	$2,684,236	$7,298,579	$2,657,309
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0
Amount added for current year service cost	$0	$0	$0	$0	$0	$0
Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,488,842)	$(1,149,936)	$(3,799,959)	$(999,887)	$(3,646,040)	$(1,287,406)
Year-end fair value of unvested awards granted in the current year	$5,811,756	$1,485,229	$5,807,707	$1,528,121	$5,268,197	$1,335,565
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(1,028,436)	$(227,496)	$7,568,869	$1,589,904	$3,818,938	$811,428
Fair values at vest date for awards granted and vested in current year	$0	$0	$0	0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(841,875)	$(168,849)	$716,391	$146,308	$100,082	$9,537
Forfeitures during current year equal to prior year-end fair value	$0	$0	$0	$0	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$284,964	$57,237	$210,715	$44,005	$71,689	$16,664
Total Adjustments for Equity Awards	$(262,434)	$(3,815)	$10,503,724	$2,308,451	$5,612,866	$885,787
Compensation Actually Paid (as calculated)	$8,512,251	$2,877,697	$19,080,981	$4,992,687	$12,911,445	$3,543,096

[3]
(2)	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

[4]	(3)Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year: 2022: Daryl Kenningham, Daniel McHenry, Peter DeLongchamps, Darryl Burman 2021: Daryl Kenningham, Daniel McHenry, Frank Grese Jr., Peter DeLongchamps 2020: Daryl Kenningham, Daniel McHenry, John Rickel, Frank Grese Jr., Peter DeLongchamps
[5]	(4)The peer group is comprised of Lithia Motors, Autonation, Sonic Automotive, Penske Automotive Group, and Asbury Automotive Group